Employment costs - Summary of employment costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total employment costs
– Wages and salaries	$ 4,154	$ 4,129	$ 4,235
– Social security costs	336	337	429
– Net post-retirement charge	532	500	522
– Share-based payment charge	122	91	116
Total employment costs	4,728	4,765	4,881
Less: charged within provisions (a)	(416)	(292)	(421)
Employment costs before utilisation of provisions [Member]
Total employment costs
Total employment costs	$ 5,144	$ 5,057	$ 5,302